BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2014	Mar. 31, 2013
Common Stock, Shares, Issued	3,155,440	2,792,967
Common Stock, Shares, Outstanding	3,155,440	2,792,967
Common Stock, No Par Value	$ 0	$ 0
Temporary Equity, Shares Outstanding	4,032,060